Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Available-for-sale marketable securities	$ 4,975	$ 48,983	$ 93,008
Recurring [Member]
Financial assets
Total financial assets	43,536	102,666	157,157
U.S. Treasury Securities [Member]
Financial assets
Available-for-sale marketable securities		37,246
U.S. Treasury Securities [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities		37,246
U.S. Government Agency Obligations [Member]
Financial assets
Available-for-sale marketable securities	4,975	7,238	8,877
U.S. Government Agency Obligations [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities	4,975	7,238	8,877
Corporate Bonds [Member]
Financial assets
Available-for-sale marketable securities		4,499	35,185
Corporate Bonds [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities		4,499	35,185
Commercial Paper [Member]
Financial assets
Available-for-sale marketable securities			26,875
Municipal Bonds [Member]
Financial assets
Available-for-sale marketable securities			22,071
Municipal Bonds [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			22,071
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring [Member]
Financial assets
Total financial assets	38,561	53,683	64,149
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Financial assets
Total financial assets	4,975	48,983	93,008
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities		37,246
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government Agency Obligations [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities	4,975	7,238	8,877
Significant Other Observable Inputs (Level 2) [Member] | Corporate Bonds [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities		4,499	35,185
Significant Other Observable Inputs (Level 2) [Member] | Municipal Bonds [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			22,071
Money Market Funds [Member] | Recurring [Member]
Financial assets
Cash and cash equivalents	37,061	51,775	63,741
Restricted cash	1,500	1,908	408
Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring [Member]
Financial assets
Cash and cash equivalents	37,061	51,775	63,741
Restricted cash	$ 1,500	1,908	408
U.S. Treasury Securities [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities		37,246
U.S. Treasury Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities		$ 37,246
Commercial Paper [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			26,875
Commercial Paper [Member] | Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			$ 26,875